Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,088,341)	$ (522,275)	$ (790,362)	$ (628,641)
Adjustment to reconcile net loss to net cash used in in operations:
Amortization		100	200	200
Change in fair market value of derivatives	(681)	15,407
Amortization of debt discount	21,850	50,740
Derivative convertible note				16,680
Stock issued for services provided	817,075	234,233	378,113	1,357,141
Increase (decrease) in operating liabilities:
Accounts receivable		24,469	24,469	(24,469)
Accounts payable		25,780
Accrued interest	1,717	10,591	16,690	12,357
Accrued expenses, related parties	129,008	63,000	189,000	(865,846)
Net Cash used in operating activities	(119,372)	(97,955)	(181,890)	(132,578)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shareholder loans	4,000	27,000	96,880	47,700
Principal payments on shareholder loans		(25,500)	(85,500)	(60,200)
Proceeds from notes payable			60,000
Proceeds from convertible notes payable	57,000	96,000	96,000	66,000
Issuance of common stock			20,547	80,000
Proceeds from the sale of stock	53,700
Net Cash provided by financing activities	114,700	97,500	187,927	133,500
Net increase in cash	(4,672)	(455)	6,037	922
Cash Beginning of period	7,920	1,883	1,883	961
Cash End of period	3,248	1,428	7,920	1,883
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes
Non-cash transactions:
Derivative convertible liability recorded				116,654
Original discount recorded on the recognition of notes with Derivative liabilities	57,000	96,000	96,000
Extinguishment of derivative liability related to debt conversions		117,115	306,274
Debt/accrued interest converted into common stock		$ 68,641	$ 144,481